Business Combinations - Consideration for Eall - Fair value of assets acquired and the liabilities assumed (Details) ¥ in Thousands, $ in Thousands	Aug. 12, 2019 CNY (¥)	Apr. 20, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Business Combinations
Goodwill			¥ 2,467,497	$ 378,160	¥ 2,477,075	¥ 1,135,034	¥ 710,983
Eall
Business Combinations
Net assets acquired		¥ 39,996
Goodwill		424,051
Deferred tax liabilities		(4,605)
Total		477,862
Total purchase price is comprised of:
Cash consideration	¥ 140,000	401,026
Fair value of deemed issued shares		76,836
Total		477,862
SaaS system | Eall
Business Combinations
Identifiable intangible assets		12,730
Customer relationships | Eall
Business Combinations
Identifiable intangible assets		2,950
Non-competition agreements | Eall
Business Combinations
Identifiable intangible assets		¥ 2,740